N-4	May 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	May 02, 2024
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the John Hancock Variable Insurance Trust approved the following with respect to the John Hancock Variable Insurance Trust – Emerging Markets Value Trust (the "Fund"), effective on or about May 29, 2024 (the "Effective Date"): (i) changes to the Fund’s sub-advisory arrangements such that Boston Partners Global Investors, Inc. will be the sole subadvisor to the Fund, (ii) a reduction in the Fund’s management fee schedule, and (iii) a change to the Fund’s name.Accordingly, as of the Effective Date the statutory prospectus is amended as follows:1. The following underlying mutual fund is offered as an investment option under the contract. The name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
2. Appendix A: More Information About the Investment Portfolios is amended and restated as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor NY | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the John Hancock Variable Insurance Trust approved the following with respect to the John Hancock Variable Insurance Trust – Emerging Markets Value Trust (the "Fund"), effective on or about May 29, 2024 (the "Effective Date"): (i) changes to the Fund’s sub-advisory arrangements such that Boston Partners Global Investors, Inc. will be the sole subadvisor to the Fund, (ii) a reduction in the Fund’s management fee schedule, and (iii) a change to the Fund’s name.Accordingly, as of the Effective Date the statutory prospectus is amended as follows:1. The following underlying mutual fund is offered as an investment option under the contract. The name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
2. Appendix A: More Information About the Investment Portfolios is amended and restated as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Select NY | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%